Stock Subscription Agreements (Tables)	9 Months Ended
Sep. 30, 2012
Stock Subscription Agreements [Abstract]
Schedule Of Shares Issued Table [Text Block]

The following presents the information regarding the actual purchases of shares up to the point at which the Subscription Agreement was terminated:

	Total
	Number	Total	Company	Company	Investor
Date	of Shares	Amount	Shares	Proceeds	Shares

July 30, 2012	500,000	$500,000	375,000	$375,000	125,000
August 17, 2012	500,000	500,000	375,000	375,000	125,000
September 28, 2012	1,767,737	1,767,737	1,517,737	1,517,737	250,000
Total through September 30, 2012	2,767,737	2,767,737	2,267,737	2,267,737	500,000
October 9, 2012	327,000	327,000	232,263	232,263	94,737

Total through October 9, 2012	3,094,737	$3,094,737	2,500,000	$2,500,000	594,737